Gratuity and other post-employment benefit plans - Summary of Change in Present Value of Defined Benefit Obligation (Detail) - Defined Benefit Gratuity Plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Changes in the present value of the defined benefit obligation
Opening defined benefit obligation	₨ 108	₨ 75	₨ 53
Current service cost	31	25	25
Interest cost	7	6	5
Benefits paid	(6)	(10)	0
Liabilities assumed / (settled)		(1)
Remeasurements during the year due to:
- Experience adjustments	7	2	(14)
- Change in financial assumptions	0	11	0
- Change in demographic assumptions		0	0
Liabilities net of planned assets assumed under business combination	3
Assets extinguished on curtailments/settlements			6
Closing defined benefit obligation	₨ 150	₨ 108	₨ 75